Segment information - Segment depreciation, depletion and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total depreciation, depletion and amortization	$ 108,716	$ 99,941	$ 91,079
Operating segments | Florida business segment
Disclosure of operating segments [line items]
Total depreciation, depletion and amortization	66,124	60,296	57,000
Operating segments | Mid-Atlantic business segment
Disclosure of operating segments [line items]
Total depreciation, depletion and amortization	42,469	38,954	33,472
Operating segments | STET segment
Disclosure of operating segments [line items]
Total depreciation, depletion and amortization	0	675	591
Corporate
Disclosure of operating segments [line items]
Total depreciation, depletion and amortization	$ 123	$ 16	$ 16